Document and Entity Information	Nov. 09, 2026
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001829802
Document Type	8-K
Document Period End Date	Nov. 09, 2026
Entity Registrant Name	Faeth Therapeutics, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39980
Entity Tax Identification Number	83-1863385
Entity Address, Address Line One	701 Tillery Street
Entity Address, Address Line Two	#12
Entity Address, Address Line Three	#1010
Entity Address, City or Town	Austin
Entity Address, State or Province	TX
Entity Address, Postal Zip Code	78702
City Area Code	(512)
Local Phone Number	200-2982
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock
Trading Symbol	FTH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false